Note 5 - Related Party Transactions (Details Textual)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Service Management Costs Daily Fee Related Party | €		€ 875		€ 840
Sales Commissions and Fees	$ 3,271,366		$ 3,213,831
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction	3,954,320		3,908,030
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction	1,180,000		1,150,000
Related Party [Member]
Accounts Payable	$ 994,870				$ 1,821,723
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage	1.00%	1.00%
Eurochart [Member] | Vessel Sales [Member] | M/V "Diamantis" [Member]
Sales Commissions and Fees	$ 0		131,500
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Amounts of Transaction	$ 1,437,424		1,366,387
Related Party Transaction Commission, Percentage	1.25%	1.25%
Sentinel [Member]
Related Party Transaction Commission on Premium, Maximum, Percentage	5.00%	5.00%
Sentinel [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction	$ 74,968		83,532
Technomar [Member]
Related Party Transaction Amounts of Transaction Per Crew Member Per Month	50
Technomar [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction	$ 149,679		$ 164,196